Supplementary cash flow information - Summary of change in cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in non-cash working capital
Accounts receivable and other	$ (5,408)	$ 6,685
Inventories	(3,209)	(16,410)
Accounts payable and accrued liabilities	43,386	25,637
Total	$ 34,769	$ 15,912